Distribution Date:	06/16/23	Wells Fargo Commercial Mortgage Trust 2016-C34
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C34

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27-28
		Controlling Class	Prime Finance CMBS B-Piece Holdco I, L.P.
Interest Shortfall Detail - Collateral Level	29	Representative
Supplemental Notes	30		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000DBA8	1.423000%	33,179,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000DBB6	2.603000%	100,629,000.00	19,587,534.05	0.00	42,488.63	0.00	0.00	42,488.63	19,587,534.05	36.36%	30.00%
A-3	95000DBC4	2.834000%	115,000,000.00	115,000,000.00	0.00	271,591.67	0.00	0.00	271,591.67	115,000,000.00	36.36%	30.00%
A-4	95000DBD2	3.096000%	172,158,000.00	172,158,000.00	0.00	444,167.64	0.00	0.00	444,167.64	172,158,000.00	36.36%	30.00%
A-SB	95000DBE0	2.911000%	45,985,000.00	28,594,579.54	756,094.52	69,365.68	0.00	0.00	825,460.20	27,838,485.02	36.36%	30.00%
A-3FX	95000DAJ0	2.834000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	95000DAG6	6.147710%	25,000,000.00	25,000,000.00	0.00	128,077.29	0.00	0.00	128,077.29	25,000,000.00	36.36%	30.00%
A-S	95000DBF7	3.484000%	35,139,000.00	35,139,000.00	0.00	102,020.23	0.00	0.00	102,020.23	35,139,000.00	30.14%	25.00%
B	95000DBJ9	4.089000%	36,018,000.00	36,018,000.00	0.00	122,731.33	0.00	0.00	122,731.33	36,018,000.00	23.76%	19.88%
C	95000DBK6	5.228970%	36,896,000.00	36,896,000.00	0.00	160,773.39	0.00	0.00	160,773.39	36,896,000.00	17.23%	14.63%
D	95000DAL5	5.228970%	41,289,000.00	41,289,000.00	0.00	179,915.78	0.00	0.00	179,915.78	41,289,000.00	9.92%	8.75%
E	95000DAN1	3.000000%	20,205,000.00	20,205,000.00	0.00	27,518.72	0.00	0.00	27,518.72	20,205,000.00	6.35%	5.88%
F	95000DAQ4	3.000000%	7,907,000.00	7,907,000.00	0.00	0.00	0.00	0.00	0.00	7,907,000.00	4.95%	4.75%
G*	95000DAS0	3.000000%	12,298,000.00	12,298,000.00	0.00	0.00	0.00	0.00	0.00	12,298,000.00	2.77%	3.00%
H	95000DAU5	3.000000%	21,084,500.00	15,660,638.34	0.00	0.00	0.00	2,535.51	0.00	15,658,102.83	0.00%	0.00%
R	95000DAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,787,501.01	565,752,751.93	756,094.52	1,548,650.36	0.00	2,535.51	2,304,744.88	564,994,121.90

X-A	95000DBG5	2.229037%	527,090,000.00	395,479,113.59	0.00	734,614.77	0.00	0.00	734,614.77	394,723,019.07
X-B	95000DBH3	1.139970%	36,018,000.00	36,018,000.00	0.00	34,216.19	0.00	0.00	34,216.19	36,018,000.00
X-E	95000DAA9	2.228970%	20,205,000.00	20,205,000.00	0.00	37,530.28	0.00	0.00	37,530.28	20,205,000.00
X-FG	95000DAC5	2.228970%	20,205,000.00	20,205,000.00	0.00	37,530.28	0.00	0.00	37,530.28	20,205,000.00
X-H	95000DAE1	2.228970%	21,084,500.00	15,660,638.34	0.00	29,089.24	0.00	0.00	29,089.24	15,658,102.83
Notional SubTotal			624,602,500.00	487,567,751.93	0.00	872,980.76	0.00	0.00	872,980.76	486,809,121.90

Deal Distribution Total					756,094.52	2,421,631.12	0.00	2,535.51	3,177,725.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000DBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000DBB6	194.65098580	0.00000000	0.42223047	0.00000000	0.00000000	0.00000000	0.00000000	0.42223047	194.65098580
A-3	95000DBC4	1,000.00000000	0.00000000	2.36166670	0.00000000	0.00000000	0.00000000	0.00000000	2.36166670	1,000.00000000
A-4	95000DBD2	1,000.00000000	0.00000000	2.58000000	0.00000000	0.00000000	0.00000000	0.00000000	2.58000000	1,000.00000000
A-SB	95000DBE0	621.82406306	16.44219898	1.50844145	0.00000000	0.00000000	0.00000000	0.00000000	17.95064043	605.38186409
A-3FX	95000DAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	95000DAG6	1,000.00000000	0.00000000	5.12309160	0.00000000	0.00000000	0.00000000	0.00000000	5.12309160	1,000.00000000
A-S	95000DBF7	1,000.00000000	0.00000000	2.90333333	0.00000000	0.00000000	0.00000000	0.00000000	2.90333333	1,000.00000000
B	95000DBJ9	1,000.00000000	0.00000000	3.40749986	0.00000000	0.00000000	0.00000000	0.00000000	3.40749986	1,000.00000000
C	95000DBK6	1,000.00000000	0.00000000	4.35747479	0.00000000	0.00000000	0.00000000	0.00000000	4.35747479	1,000.00000000
D	95000DAL5	1,000.00000000	0.00000000	4.35747487	0.00000000	0.00000000	0.00000000	0.00000000	4.35747487	1,000.00000000
E	95000DAN1	1,000.00000000	0.00000000	1.36197575	1.13802425	1.13802425	0.00000000	0.00000000	1.36197575	1,000.00000000
F	95000DAQ4	1,000.00000000	0.00000000	0.00000000	2.50000000	2.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000DAS0	1,000.00000000	0.00000000	0.00000000	2.50000000	2.50000000	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000DAU5	742.75597429	0.00000000	0.00000000	1.85689013	68.06844222	0.00000000	0.12025469	0.00000000	742.63571960
R	95000DAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000DBG5	750.30661479	0.00000000	1.39371790	0.00000000	0.00000000	0.00000000	0.00000000	1.39371790	748.87214531
X-B	95000DBH3	1,000.00000000	0.00000000	0.94997473	0.00000000	0.00000000	0.00000000	0.00000000	0.94997473	1,000.00000000
X-E	95000DAA9	1,000.00000000	0.00000000	1.85747488	0.00000000	0.00000000	0.00000000	0.00000000	1.85747488	1,000.00000000
X-FG	95000DAC5	1,000.00000000	0.00000000	1.85747488	0.00000000	0.00000000	0.00000000	0.00000000	1.85747488	1,000.00000000
X-H	95000DAE1	742.75597429	0.00000000	1.37965045	0.00000000	0.00000000	0.00000000	0.00000000	1.37965045	742.63571960

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/23 - 05/30/23	30	0.00	42,488.63	0.00	42,488.63	0.00	0.00	0.00	42,488.63	0.00
A-3	05/01/23 - 05/30/23	30	0.00	271,591.67	0.00	271,591.67	0.00	0.00	0.00	271,591.67	0.00
A-4	05/01/23 - 05/30/23	30	0.00	444,167.64	0.00	444,167.64	0.00	0.00	0.00	444,167.64	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	69,365.68	0.00	69,365.68	0.00	0.00	0.00	69,365.68	0.00
X-A	05/01/23 - 05/30/23	30	0.00	734,614.77	0.00	734,614.77	0.00	0.00	0.00	734,614.77	0.00
X-B	05/01/23 - 05/30/23	30	0.00	34,216.19	0.00	34,216.19	0.00	0.00	0.00	34,216.19	0.00
X-E	05/01/23 - 05/30/23	30	0.00	37,530.28	0.00	37,530.28	0.00	0.00	0.00	37,530.28	0.00
X-FG	05/01/23 - 05/30/23	30	0.00	37,530.28	0.00	37,530.28	0.00	0.00	0.00	37,530.28	0.00
X-H	05/01/23 - 05/30/23	30	0.00	29,089.24	0.00	29,089.24	0.00	0.00	0.00	29,089.24	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	05/17/23 - 06/15/23	30	0.00	128,077.29	0.00	128,077.29	0.00	0.00	0.00	128,077.29	0.00
A-S	05/01/23 - 05/30/23	30	0.00	102,020.23	0.00	102,020.23	0.00	0.00	0.00	102,020.23	0.00
B	05/01/23 - 05/30/23	30	0.00	122,731.33	0.00	122,731.33	0.00	0.00	0.00	122,731.33	0.00
C	05/01/23 - 05/30/23	30	0.00	160,773.39	0.00	160,773.39	0.00	0.00	0.00	160,773.39	0.00
D	05/01/23 - 05/30/23	30	0.00	179,915.78	0.00	179,915.78	0.00	0.00	0.00	179,915.78	0.00
E	05/01/23 - 05/30/23	30	0.00	50,512.50	0.00	50,512.50	22,993.78	0.00	0.00	27,518.72	22,993.78
F	05/01/23 - 05/30/23	30	0.00	19,767.50	0.00	19,767.50	19,767.50	0.00	0.00	0.00	19,767.50
G	05/01/23 - 05/30/23	30	0.00	30,745.00	0.00	30,745.00	30,745.00	0.00	0.00	0.00	30,745.00
H	05/01/23 - 05/30/23	30	1,392,556.08	39,151.60	0.00	39,151.60	39,151.60	0.00	0.00	0.00	1,435,189.07
Totals			1,392,556.08	2,534,289.00	0.00	2,534,289.00	112,657.88	0.00	0.00	2,421,631.12	1,508,695.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,177,725.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,475,794.30	Master Servicing Fee	4,141.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,979.71
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	243.59
ARD Interest	0.00	Operating Advisor Fee	1,576.58
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	389.74
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,475,794.30	Total Fees	10,540.92

Principal		Expenses/Reimbursements
Scheduled Principal	758,630.03	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	86,679.37
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,978.51
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(2,535.51)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	756,094.52	Total Expenses/Reimbursements	112,657.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,421,631.12
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	756,094.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	69,035.62	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	69,035.62	Total Payments to Certificateholders and Others	3,177,725.64
Total Funds Collected	3,300,924.44	Total Funds Distributed	3,300,924.44

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	565,752,751.93	565,752,751.93	Beginning Certificate Balance	565,752,751.93
(-) Scheduled Principal Collections	758,630.03	758,630.03	(-) Principal Distributions	756,094.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	2,535.51
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,535.51
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,535.51	2,535.51	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	564,994,121.90	564,994,121.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	567,755,918.75	567,755,918.75	Ending Certificate Balance	564,994,121.90
Ending Actual Collateral Balance	567,063,472.10	567,063,472.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.23%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	46,021,370.98	8.15%	33	5.0108	NAP	Defeased	12	46,021,370.98	8.15%	33	5.0108	NAP
2,000,000 or less	9	13,332,486.26	2.36%	33	5.2060	2.502079	1.30 or less	16	165,707,722.60	29.33%	33	5.0282	0.968622
2,000,001 to 3,000,000	6	15,476,360.27	2.74%	33	5.1727	1.530853	1.31 to 1.40	3	9,173,425.50	1.62%	33	5.2636	1.355267
3,000,001 to 4,000,000	6	20,477,947.74	3.62%	34	5.3787	1.376216	1.41 to 1.50	6	70,850,687.23	12.54%	34	5.2505	1.451485
4,000,001 to 5,000,000	2	8,879,342.68	1.57%	33	5.6081	1.470898	1.51 to 1.75	9	117,020,840.46	20.71%	0	5.1332	1.664522
5,000,001 to 6,000,000	4	21,839,216.78	3.87%	34	5.5654	0.957876	1.76 to 2.00	3	68,721,325.78	12.16%	32	4.9132	1.995217
6,000,001 to 7,000,000	1	6,321,325.78	1.12%	33	5.0950	1.902000	2.01 to 2.50	9	55,749,828.39	9.87%	32	4.9131	2.220110
7,000,001 to 9,000,000	5	41,240,187.18	7.30%	33	5.1281	1.360699	2.51 or greater	4	31,748,920.96	5.62%	34	5.5102	2.987029
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	62	564,994,121.90	100.00%	26	5.0820	1.579774
10,000,001 to 15,000,000	7	83,368,359.52	14.76%	32	5.0134	1.476908
15,000,001 to 20,000,000	4	66,562,402.80	11.78%	33	4.8315	1.352172
20,000,001 to 30,000,000	3	76,656,775.89	13.57%	34	5.2679	1.941565
30,000,001 to 50,000,000	1	39,291,664.59	6.95%	31	4.7900	1.196200
50,000,001 or greater	2	125,526,681.43	22.22%	2	5.0543	1.832003
Totals	62	564,994,121.90	100.00%	26	5.0820	1.579774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	46,021,370.98	8.15%	33	5.0108	NAP
							Defeased	16	46,021,370.98	8.15%	33	5.0108	NAP
Alabama	1	1,322,076.32	0.23%	33	5.2600	1.386400
							Industrial	2	6,041,830.56	1.07%	25	5.1149	1.503366
Alaska	1	5,021,109.21	0.89%	35	5.0950	1.467500
							Lodging	5	100,888,578.53	17.86%	33	5.2131	1.742041
Arizona	3	38,429,467.53	6.80%	34	4.7609	1.405755
							Mixed Use	5	52,966,494.61	9.37%	33	4.9701	1.101509
California	7	81,197,755.77	14.37%	33	5.0494	2.001162
							Mobile Home Park	1	11,784,032.85	2.09%	32	4.8300	1.054100
Colorado	2	9,473,774.83	1.68%	33	5.0082	1.811707
							Multi-Family	4	24,439,190.62	4.33%	31	5.1205	2.224234
Connecticut	1	14,484,363.02	2.56%	32	4.9700	0.942200
							Office	14	74,445,135.92	13.18%	(18)	5.2314	1.477455
Florida	4	25,587,374.37	4.53%	25	5.4841	1.917763
							Retail	29	224,748,834.07	39.78%	33	5.0261	1.576346
Georgia	2	5,109,317.06	0.90%	32	5.0167	1.629115
							Self Storage	6	23,658,653.78	4.19%	32	5.0493	2.200184
Maine	1	3,004,938.43	0.53%	34	4.9000	1.347000
							Totals	82	564,994,121.90	100.00%	26	5.0820	1.579774
Maryland	2	58,750,000.00	10.40%	32	4.8740	2.005000

Michigan	5	42,255,762.06	7.48%	34	5.1380	1.479266

Nevada	1	3,834,863.19	0.68%	33	5.3300	2.114400

New Jersey	11	52,325,412.83	9.26%	(25)	5.2130	1.679800

New York	3	35,748,384.14	6.33%	17	5.3128	1.381158

Ohio	3	18,354,658.21	3.25%	35	5.3981	1.414399

Pennsylvania	2	48,095,337.69	8.51%	31	4.8751	1.291457

Texas	11	43,939,608.96	7.78%	33	5.2379	1.320832

Virginia	4	17,903,046.65	3.17%	34	5.0506	1.400491

Washington, DC	2	14,135,500.67	2.50%	34	5.2600	0.810200

Totals	82	564,994,121.90	100.00%	26	5.0820	1.579774

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	46,021,370.98	8.15%	33	5.0108	NAP	Defeased	12	46,021,370.98	8.15%	33	5.0108	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	42,331,203.90	7.49%	33	4.6588	1.809073	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	216,210,942.03	38.27%	32	4.8715	1.532393	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	15	118,394,950.27	20.96%	0	5.1928	1.646864	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	15	99,176,383.57	17.55%	34	5.3404	1.281472	49 months or greater	50	518,972,750.92	91.85%	26	5.0883	1.592151
	5.501% to 5.750%	3	34,697,256.22	6.14%	34	5.5891	2.444071	Totals	62	564,994,121.90	100.00%	26	5.0820	1.579774
	5.751% to 6.000%	1	3,055,488.35	0.54%	32	5.8620	1.301000
	6.001% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.501% or greater	1	5,106,526.58	0.90%	34	6.6400	1.475100
	Totals	62	564,994,121.90	100.00%	26	5.0820	1.579774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	46,021,370.98	8.15%	33	5.0108	NAP	Defeased	12	46,021,370.98	8.15%	33	5.0108	NAP
	60 months or less	50	518,972,750.92	91.85%	26	5.0883	1.592151	Interest Only	2	62,400,000.00	11.04%	32	4.8948	2.004661
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	6	31,254,195.71	5.53%	33	4.8636	1.287444
	Totals	62	564,994,121.90	100.00%	26	5.0820	1.579774	241 months to 300 months	42	425,318,555.21	75.28%	24	5.1332	1.554021
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	564,994,121.90	100.00%	26	5.0820	1.579774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	46,021,370.98	8.15%	33	5.0108	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	421,878,817.38	74.67%	33	5.0573	1.578029
	13 to 24 months	1	2,650,074.51	0.47%	33	5.1500	2.286400
	25 months or greater	3	94,443,859.03	16.72%	(8)	5.2248	1.635750
	Totals	62	564,994,121.90	100.00%	26	5.0820	1.579774
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305950001	Various Various		Various	Actual/360	5.213%	299,758.67	0.00	0.00	N/A	05/05/21	--	66,776,681.43	66,776,681.43	01/05/23
2	305950002	Various Rockville		MD	Actual/360	4.874%	246,577.01	0.00	0.00	N/A	02/05/26	--	58,750,000.00	58,750,000.00	06/05/23
3	600931870	LO	Philadelphia	PA	Actual/360	4.790%	162,370.19	73,457.29	0.00	N/A	01/11/26	--	39,365,121.88	39,291,664.59	06/11/23
4	300571517	RT	Shelby Township	MI	Actual/360	4.970%	120,388.22	40,108.67	0.00	N/A	04/06/26	--	28,129,914.57	28,089,805.90	06/06/23
5	305720011	LO	Monterey	CA	Actual/360	5.550%	130,290.15	40,988.86	0.00	N/A	04/05/26	--	27,262,107.03	27,221,118.17	06/05/23
7	310931984	MU	Oakhurst	CA	Actual/360	4.710%	74,003.33	83,786.74	0.00	N/A	02/11/26	--	18,246,146.16	18,162,359.42	06/11/23
8	301741136	LO	New York	NY	Actual/360	5.300%	97,582.98	35,690.14	0.00	N/A	05/06/26	--	21,381,541.96	21,345,851.82	09/06/20
11	300571514	RT	Tucson	AZ	Actual/360	4.810%	70,218.25	21,704.00	0.00	N/A	04/06/26	--	16,952,968.29	16,931,264.29	06/06/23
12	310931286	MU	Manchester	CT	Actual/360	4.970%	62,101.06	26,172.23	0.00	N/A	02/11/26	--	14,510,535.25	14,484,363.02	06/11/23
13	305950013	Various Various		Various	Actual/360	5.260%	72,022.96	18,474.20	0.00	N/A	04/05/26	--	15,901,059.22	15,882,585.02	06/05/23
14	310932870	RT	Tempe	AZ	Actual/360	4.560%	61,274.25	18,453.34	0.00	N/A	04/11/26	--	15,604,647.41	15,586,194.07	06/11/23
15	300571523	RT	Perrysburg	OH	Actual/360	5.450%	62,073.52	21,495.55	0.00	N/A	05/06/26	--	13,226,673.96	13,205,178.41	06/06/23
16	310933343	MH	Pacific Palisades	CA	Actual/360	4.830%	49,090.06	18,825.89	0.00	N/A	02/11/26	--	11,802,858.74	11,784,032.85	06/11/23
17	310932181	RT	Sonora	CA	Actual/360	4.810%	48,113.26	18,596.03	0.00	N/A	02/11/26	--	11,616,104.49	11,597,508.46	06/11/23
18	310933486	RT	Lynchburg	VA	Actual/360	4.830%	47,107.34	16,596.77	0.00	N/A	04/11/26	--	11,326,148.32	11,309,551.55	06/11/23
19	301741133	MF	Cape Coral	FL	Actual/360	5.250%	48,287.65	13,559.16	0.00	N/A	02/06/26	--	10,681,138.75	10,667,579.59	06/06/23
20	301741119	MF	Missouri City	TX	Actual/360	4.910%	43,698.75	15,279.40	0.00	N/A	12/06/25	--	10,335,425.04	10,320,145.64	06/06/23
21	305950021	SS	The Colony	TX	Actual/360	5.252%	39,828.54	15,017.59	0.00	N/A	03/07/26	--	8,806,645.53	8,791,627.94	06/07/23
22	410923405	SS	Santa Rosa	CA	Actual/360	4.730%	35,023.76	16,239.83	0.00	N/A	01/01/26	--	8,598,890.24	8,582,650.41	06/01/23
23	301741132	RT	Philadelphia	PA	Actual/360	5.255%	39,892.34	12,043.92	0.00	N/A	02/06/26	--	8,815,717.02	8,803,673.10	06/06/23
24	301741135	OF	Cypress	TX	Actual/360	5.440%	33,524.79	17,801.96	0.00	N/A	05/06/26	--	7,156,620.32	7,138,818.36	03/06/20
25	310933331	LO	Lakewood	CO	Actual/360	5.000%	34,175.59	14,138.36	0.00	N/A	03/11/26	--	7,937,555.73	7,923,417.37	06/11/23
26	310931601	SS	Los Gatos	CA	Actual/360	5.110%	35,307.47	11,982.63	0.00	N/A	04/11/26	01/11/26	8,023,918.72	8,011,936.09	06/11/23
27	310933437	IN	Vista	CA	Actual/360	5.100%	28,419.58	9,043.95	0.00	N/A	03/11/26	12/11/25	6,471,250.69	6,462,206.74	06/11/23
28	301741134	RT	Homestead	FL	Actual/360	5.095%	27,772.79	8,855.58	0.00	N/A	03/06/26	--	6,330,181.36	6,321,325.78	06/06/23
29	300571522	RT	Sterling Heights	MI	Actual/360	5.450%	27,262.02	9,440.61	0.00	N/A	05/06/26	--	5,809,012.43	5,799,571.82	06/06/23
30	610933726	RT	Apache Junction	AZ	Actual/360	5.150%	26,254.24	8,145.41	0.00	N/A	04/11/26	--	5,920,154.58	5,912,009.17	03/11/23
31	305950031	SS	Ocala	FL	Actual/360	4.750%	21,604.00	9,694.84	0.00	N/A	05/05/26	--	5,281,791.78	5,272,096.94	06/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	305950032	IN	Anchorage	AK	Actual/360	5.095%	22,087.86	13,320.44	0.00	N/A	05/05/26	--	5,034,429.65	5,021,109.21	06/05/23
33	305950033	LO	Islamorada	FL	Actual/360	6.640%	29,236.16	6,676.81	0.00	N/A	04/05/26	--	5,113,203.39	5,106,526.58	06/05/23
35	310931611	IN	Campbell	CA	Actual/360	5.010%	19,199.30	11,990.41	0.00	N/A	01/11/26	--	4,450,291.89	4,438,301.48	06/11/23
36	300571506	RT	Various	VA	Actual/360	5.490%	22,941.04	6,267.79	0.00	N/A	03/06/26	--	4,852,678.54	4,846,410.75	06/06/23
38	300571504	SS	Columbia	SC	Actual/360	5.150%	20,101.07	6,272.00	0.00	N/A	03/06/26	12/06/25	4,532,656.68	4,526,384.68	06/06/23
40	410932113	SS	Victorville	CA	Actual/360	4.560%	16,069.06	6,892.49	0.00	N/A	01/11/26	10/11/25	4,092,291.16	4,085,398.67	06/11/23
41	300571512	RT	Shelby Township	MI	Actual/360	5.750%	19,999.62	6,261.16	0.00	N/A	04/06/26	--	4,039,193.09	4,032,931.93	06/06/23
42	410933094	RT	Las Vegas	NV	Actual/360	5.330%	17,630.61	6,461.38	0.00	N/A	03/11/26	--	3,841,324.57	3,834,863.19	06/11/23
43	300571507	RT	Kinston	NC	Actual/360	5.360%	16,674.69	4,764.36	0.00	N/A	04/06/26	01/06/26	3,612,714.81	3,607,950.45	06/06/23
44	410933020	RT	San Antonio	TX	Actual/360	5.250%	15,798.20	5,080.62	0.00	N/A	04/11/26	--	3,494,532.27	3,489,451.65	06/11/23
45	300571519	MU	Glen Falls	NY	Actual/360	5.710%	16,952.40	4,545.87	0.00	N/A	05/06/26	--	3,447,751.99	3,443,206.12	04/06/21
46	300571511	RT	Liberty Township	OH	Actual/360	5.230%	16,438.18	0.00	0.00	N/A	04/06/26	--	3,650,000.00	3,650,000.00	06/06/23
47	301741130	RT	Killeen	TX	Actual/360	5.862%	15,453.51	5,925.38	0.00	N/A	02/06/26	--	3,061,413.73	3,055,488.35	06/06/23
48	305950048	RT	Waterville	ME	Actual/360	4.900%	12,702.05	5,422.27	0.00	N/A	04/05/26	--	3,010,360.70	3,004,938.43	06/05/23
49	410932916	RT	Evans	GA	Actual/360	4.900%	11,526.77	7,572.92	0.00	N/A	02/11/26	--	2,731,822.85	2,724,249.93	06/11/23
50	410931741	RT	Pearland	TX	Actual/360	5.250%	12,856.67	4,134.64	0.00	N/A	04/11/26	--	2,843,870.74	2,839,736.10	06/11/23
51	410933056	SS	Sun Valley	CA	Actual/360	5.150%	11,772.78	4,608.01	0.00	N/A	03/11/26	--	2,654,682.52	2,650,074.51	06/11/23
52	310933861	SS	Los Gatos	CA	Actual/360	5.160%	11,893.31	3,959.32	0.00	N/A	04/11/26	01/11/26	2,676,664.41	2,672,705.09	06/11/23
53	410931826	RT	Novi	MI	Actual/360	5.150%	10,589.18	6,321.65	0.00	N/A	04/11/26	--	2,387,788.47	2,381,466.82	06/11/23
54	410932686	RT	Clarksville	TN	Actual/360	5.100%	10,722.21	3,937.43	0.00	N/A	04/11/26	01/11/26	2,441,489.37	2,437,551.94	06/11/23
55	410930333	RT	Cornelia	GA	Actual/360	5.150%	10,595.50	4,147.21	0.00	N/A	03/11/26	--	2,389,214.34	2,385,067.13	06/11/23
56	600933382	RT	Sugar Land	TX	Actual/360	5.450%	11,727.95	3,235.43	0.00	N/A	04/11/26	--	2,499,001.21	2,495,765.78	06/11/23
57	300571516	SS	Abilene	TX	Actual/360	4.980%	8,229.17	5,189.61	0.00	N/A	04/06/26	01/06/26	1,918,967.40	1,913,777.79	06/06/23
58	610932783	RT	Rockport	TX	Actual/360	5.060%	8,329.80	5,196.30	0.00	N/A	02/11/26	--	1,911,722.91	1,906,526.61	06/11/23
59	416000229	MF	Harrison Township	MI	Actual/360	5.350%	9,007.79	3,277.31	0.00	N/A	03/01/26	--	1,955,262.90	1,951,985.59	06/01/23
60	300571513	RT	Akron	OH	Actual/360	4.630%	5,920.76	2,798.98	0.00	N/A	04/06/26	01/06/26	1,485,037.25	1,482,238.27	06/06/23
61	416000230	MF	Columbus	OH	Actual/360	5.350%	6,919.62	2,517.57	0.00	N/A	03/01/26	--	1,501,997.37	1,499,479.80	06/01/23
62	410932672	OF	Parker	CO	Actual/360	5.050%	6,750.11	1,887.99	0.00	N/A	04/11/26	--	1,552,245.45	1,550,357.46	06/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
63	410932310	RT	Houston	TX	Actual/360	5.090%	6,443.06	2,234.31	0.00	N/A	02/11/26	--	1,469,993.87	1,467,759.56	06/11/23
64	410933251	SS	Houston	TX	Actual/360	5.080%	6,027.56	2,098.26	0.00	N/A	02/11/26	--	1,377,903.51	1,375,805.25	06/11/23
65	600933250	RT	Florence	AL	Actual/360	5.260%	5,998.49	2,255.16	0.00	N/A	03/11/26	--	1,324,331.48	1,322,076.32	06/11/23
66	410932561	SS	Riverbank	CA	Actual/360	5.360%	5,547.95	1,999.04	0.00	N/A	04/01/26	--	1,202,010.99	1,200,011.95	06/01/23
67	300571515	SS	Trotwood	OH	Actual/360	4.980%	4,776.50	3,012.23	0.00	N/A	04/06/26	01/06/26	1,113,835.07	1,110,822.84	06/06/23
68	410932055	SS	Laredo	TX	Actual/360	5.310%	4,852.60	2,772.73	0.00	N/A	03/11/26	--	1,061,256.45	1,058,483.72	06/11/23
Totals							2,475,794.30	758,630.03	0.00				565,752,751.93	564,994,121.90
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,234,016.00	6,163,765.00	01/01/18	09/30/18	07/12/21	17,165,084.63	228,372.58	221,950.96	1,387,734.96	343,270.56	0.00
2	5,975,642.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,929,869.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,240,484.00	741,370.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	14,005,861.90	14,754,629.65	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,463,672.32	618,624.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,440,819.00	2,507,618.00	04/01/19	03/31/20	01/11/23	0.00	48,535.69	133,007.99	4,346,418.79	1,105,972.72	0.00
11	1,167,849.89	338,179.27	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,446,855.04	301,363.89	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	940,795.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,508,116.00	428,093.54	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,265,966.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,039,910.98	218,845.32	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,404,367.88	368,866.49	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,259,646.27	312,217.60	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,811,167.64	423,542.26	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,450,740.87	1,506,288.59	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	940,364.22	246,551.35	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	6,854.40	0.00
22	1,375,947.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,001,062.08	278,768.51	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	316,966.00	(83,807.00)	01/01/23	03/31/23	06/12/23	924,620.32	73,731.97	46,910.66	1,926,730.39	0.00	0.00
25	1,265,454.65	1,106,727.31	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	916,926.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	619,139.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(27,247.00)	(950.39)	01/01/23	03/31/23	--	0.00	0.00	34,173.30	102,668.65	282.96	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	612,900.30	157,038.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	721,071.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	528,028.00	129,950.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	604,421.37	139,815.29	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	639,952.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	308,288.65	79,354.90	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	14,738.00	25,302.00	01/01/23	03/31/23	09/12/22	1,093,574.81	61,374.46	16,083.18	505,886.19	120,952.32	0.00
46	376,950.00	95,412.30	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	337,959.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	316,727.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	381,080.30	100,529.91	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	241,332.56	68,134.76	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	387,294.19	340,202.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	204,800.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	315,879.80	79,295.37	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	283,379.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	43,924.08	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	394,188.00	116,951.10	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	280,827.84	71,388.57	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	280,131.56	71,357.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	159,979.19	46,196.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	393,069.97	103,820.19	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	145,943.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	430,411.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	222,452.89	57,451.35	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	67,576,202.41	31,956,820.62				19,183,279.76	412,014.70	452,126.09	8,269,438.98	1,577,332.96	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	1	5,912,009.17	3	31,927,876.30	0	0.00	3	77,358,705.91	0	0.00	0	0.00	0	0.00	5.081965%	5.016654%	26
05/17/23	1	5,920,154.58	0	0.00	3	31,985,914.27	0	0.00	3	77,381,053.74	0	0.00	0	0.00	0	0.00	5.081930%	5.016651%	27
04/17/23	1	5,929,108.47	0	0.00	3	32,048,448.26	0	0.00	3	77,404,920.53	0	0.00	0	0.00	0	0.00	5.081898%	5.016654%	28
03/17/23	0	0.00	1	5,937,178.38	3	32,105,930.71	0	0.00	3	77,427,050.66	0	0.00	0	0.00	0	0.00	5.081880%	5.016666%	29
02/17/23	1	5,947,753.97	0	0.00	3	32,177,496.10	0	0.00	3	77,453,971.56	0	0.00	0	0.00	0	0.00	5.081877%	5.016700%	30
01/18/23	1	5,955,741.56	0	0.00	3	32,234,383.96	0	0.00	2	10,699,189.11	0	0.00	0	0.00	0	0.00	5.081827%	5.016729%	31
12/16/22	0	0.00	1	5,963,693.88	3	32,291,009.73	0	0.00	2	10,720,984.96	0	0.00	1	92,585.31	0	0.00	5.081648%	5.016828%	32
11/18/22	1	5,972,461.72	0	0.00	3	32,352,183.18	0	0.00	2	10,744,320.02	0	0.00	0	0.00	0	0.00	5.081463%	5.016941%	33
10/17/22	1	5,980,340.22	0	0.00	3	32,408,266.22	0	0.00	2	10,765,903.28	0	0.00	0	0.00	1	19,393,554.32	5.081467%	5.016940%	34
09/16/22	0	0.00	1	5,989,036.92	4	51,895,007.99	0	0.00	2	10,789,033.54	0	0.00	0	0.00	0	0.00	5.088655%	5.017416%	36
08/17/22	1	5,996,842.24	0	0.00	4	51,978,105.26	0	0.00	2	10,810,406.18	1	65,478,193.86	0	0.00	0	0.00	5.088642%	5.017400%	37
07/15/22	1	6,004,613.10	0	0.00	4	52,060,821.46	0	0.00	2	10,831,678.17	0	0.00	0	0.00	0	0.00	5.088628%	5.017384%	38
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	305950001	01/05/23	4	5	221,950.96	1,387,734.96	2,405,927.08	66,937,685.57	06/07/19	7	02/14/20		01/27/23
8	301741136	09/06/20	32	6	133,007.99	4,346,418.79	1,374,503.43	22,501,871.50	12/16/20	13
24	301741135	03/06/20	38	6	46,910.66	1,926,730.39	797,163.14	7,746,947.49	04/06/20	7			06/01/21
30	610933726	03/11/23	2	2	34,173.30	102,668.65	282.96	5,937,178.38
45	300571519	04/06/21	25	6	16,083.18	505,886.19	367,441.10	3,562,234.19	06/15/20	7			01/12/22
Totals					452,126.09	8,269,438.98	4,945,317.71	106,685,917.13
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		66,776,681	0	0		66,776,681
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		498,217,440	460,377,555	27,257,861		10,582,024
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	564,994,122	460,377,555	0	5,912,009	21,345,852	77,358,706
May-23	565,752,752	461,070,002	5,920,155	0	21,381,542	77,381,054
Apr-23	566,569,648	461,815,410	5,929,108	0	21,420,209	77,404,921
Mar-23	567,303,144	462,483,354	0	5,937,178	21,455,561	77,427,051
Feb-23	568,212,894	463,310,962	5,947,754	0	21,500,206	77,453,972
Jan-23	568,801,820	530,611,694	5,955,742	0	21,535,195	10,699,189
Dec-22	568,825,011	530,570,307	0	5,963,694	21,570,025	10,720,985
Nov-22	568,860,350	530,535,705	5,972,462	0	21,607,863	10,744,320
Oct-22	569,668,878	531,280,272	5,980,340	0	21,642,363	10,765,903
Sep-22	590,003,447	532,119,402	0	5,989,037	41,105,974	10,789,034
Aug-22	590,865,757	532,890,809	5,996,842	0	41,167,699	10,810,406
Jul-22	591,724,312	468,090,080	6,004,613	0	106,797,941	10,831,678
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305950001	66,776,681.43	66,937,685.57	131,000,000.00	09/29/15	5,846,976.00	1.67980	09/30/18	05/05/21	274
8	301741136	21,345,851.82	22,501,871.50	36,800,000.00	12/14/22	2,269,681.00	1.41910	03/31/20	05/06/26	274
24	301741135	7,138,818.36	7,746,947.49	10,250,000.00	04/28/23	(93,304.00)	(0.60590)	03/31/23	05/06/26	274
45	300571519	3,443,206.12	3,562,234.19	3,400,000.00	07/05/22	12,604.00	0.19540	03/31/23	05/06/26	274
Totals		98,704,557.73	100,748,738.75	181,450,000.00		8,035,957.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	305950001	Various	Various	06/07/19	7

The loan was originally secured by 13 properties, 1 was released, and 12 have become REO in Feb 2023. Evaluating DM & leasing prospects for all. Colliers is the PM/Leasing agent for all. HMOB - Mt. Kisco: one 2-story & one 3-story bldg

w/72K sf in Mt Kisco, NY, Built in 1980 & renov. 2002-3. Miramar Med. Bldg: 16K sf 3 office condo. Incl the bldgs. 1st - 3rd flrs 3.5 mi. from Memorial Hospital Miramar, a 178-bed full service hosp. Built in 2007, 100% occupied. No DM.

Leasing: Working on renewing largest tenant, Tenet Healthcare, LXP 7/23, for 10 years. Hajjar Business Hldgs - Fair Lawn: 12K sf in 5 office condos in a 4-story, MOB 4 miles from 3 full service hospitals. Built in 1955 and conv. to curr. use in

1983. Hajjar MOB - Hackensack: 1- story MOB w/ 6K sf built in1955 and renov. in 2010. Hajjar Warehouse - Hackensack: 1-story, 2-tenant WH w/17K sf built in1964. Hajjar MOB - Jersey City: 3-story, Class A MOB w/32K sf built in 2011.

Hajjar MOB - Glen Rock: 2-story MOB w/49K sf built i n1970 in Glen Rock, NJ. Hajjar MOB - Carlstadt 3-story bldg w 2K sf built in 1989 in Carlstadt, NJ. Hajjar MOB - Oradell: 1-story bldg w/29K sf built in 1979 in Oradell, NJ. HMOB - New

Brunswick: 2-story bldg ww/13K sf in New Brunswick, NJ across st. from St Peters Univ. Hosp. Built in 1985 & renov. 2015. Hajjar MOB - Roseland: 3-story bldg w/42K sf, built in 1982. Hajjar MOB - Fair Lawn: 3-story bldg w/15K sf built in

2009. Holding approx. $2.8MM at properties for capex, leasing.
8	301741136	LO	NY	12/16/20	13

The Property is a 57-room, 9-story, full-service boutique hotel built in 2011 located in the Nolita neighborhood of downtown Manhattan, NY. Amenities include a business center, ground floor restaurant and rooftop bar. The file transferred SS on

12/16 /2020 due to payment default as a result of COVID-19. Counsel has been engaged to begin enforcement actions. Lender has filed foreclosure action and a motion requesting summary judgement. Lender will continue to discuss alternatives with Borrower . As of 10/22, the Property acheived 92% occupancy on $267 ADR, resulting in $247 RevPAR for the year. Borrower has entered into a Sonder's lease at the Property prior to receiving Lender's consent. The lease will be for all the rooms and will be f or 10-years. Lender is currently evaluating, while continuing to pursue foreclosure. Receivership order was granted by the courts. GF has taken control of the Property. Lender has filed foreclosure and is in the discovery phase.
24	301741135	OF	TX	04/06/20	7

REO Title Date: 6/1/2021. The Property consists of a 46,380 SF Class B multi tenant medical office building located on Cypress, TX, approx. 20 miles NW of the Houston CBD. The property contains 13 suites, all of which feature retail style glass store fronts and no interior common areas. It was built in 2007 on 4.10 acres with 150 parking spaces (6 per 1,000 SF)It is located 0.5 miles south of North Cypress Medical Center, a 175 bed physician owned, general acute care hospital.

Crossed with or Com panion Loan: N/A. Deferred Maintenance: Nothing major noted. General landscaping and LED sign repair is to be addressed; Leasing Summary: Two new leases for 12,814 SF and three renewals with a combined 12,739

SF have been completed to date. Working with a potential tenant on a possible renewal. Marketing Summary: The property is currently not listed for sale.
45	300571519	MU	NY	06/15/20	7

REO Title Date: January 12, 2022. Colliers is the PM/Vanguard Fine is the retail leasing agent. Description of Collateral: The Property is a mixed use mid-rise property consisting of a 4 story building originally constructed in 1890 and renovated

In 2014. The top 3 floors consists of 29 units totaling 25,565 SqFt (63% NRA) with the first floor and basement with 13,292 sf (33% of NRA) of retail space and 24 storage units totaling 1,971 SqFt (4% of NRA). Building is constructed with a concrete foundation, steel/masonry frame and brick/masonry walls. Parking is provided by a near-by semi-secured parking facility. Building amenities include: laundry, elevator, wood floors. Select units have W/D within unit. Crossed with or is companion Loan to : NA. Deferred Maintenance/Repair Issues: Property is in overall Good condition, skylight has been removed, and roof has been repaired. Units have all been renovated consistently as tenants vacated. Leasing Summary:

Marketing vacant suites. Marketing Summary: Asset was included in the July Gen I Ten-X Auction listed with JLL, however, it failed to trade.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	305950001	0.00	5.21300%	0.00	5.21300%	8	06/20/22	06/22/22	--
3	600931870	41,768,944.00	4.79000%	41,768,944.00	4.79000%	8	08/07/20	08/07/20	02/11/21
5	305720011	0.00	5.55000%	0.00	5.55000%	2	06/30/21	05/05/21	--
8	301741136	22,596,083.29	5.30000%	22,562,609.54	5.30000%	10	04/01/20	04/01/20	07/13/20
25	310933331	6,749,391.64	5.00000%	6,749,391.64	5.00000%	10	07/31/20	08/11/20	09/11/20
33	305950033	5,228,943.58	6.64000%	5,228,943.58	6.64000%	10	07/20/20	05/20/20	08/11/20
Totals		76,343,362.51		76,309,888.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	301741112	04/18/22	27,001,594.82	22,250,000.00	28,642,201.43	708,118.27	26,739,841.11	26,031,722.84	969,871.98	0.00	63,944.59	905,927.39	3.23%
9	300571505	08/17/21	21,323,736.95	39,970,000.00	22,138,194.64	512,490.27	22,138,194.64	21,625,704.37	87,058.73	0.00	0.00	87,058.73	0.38%
10	416000228	10/17/22	19,426,091.21	26,500,000.00	26,839,516.33	7,415,424.26	26,839,516.33	19,424,092.07	1,999.14	(2,535.51)	60,694.97	(58,695.83)	0.28%
37	416000231	07/17/20	4,572,897.76	4,300,000.00	2,493,020.10	2,455,010.09	2,493,020.10	38,010.01	4,534,887.75	0.00	42,780.62	4,492,107.13	92.62%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			72,324,320.74	93,020,000.00	80,112,932.50	11,091,042.89	78,210,572.18	67,119,529.29	5,593,817.60	(2,535.51)	167,420.18	5,426,397.42

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/16/23	0.00	(14,645.55)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(14,606.68)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(14,758.38)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(14,721.58)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(14,684.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(14,641.68)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(14,605.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(14,547.21)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(14,505.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(14,463.67)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(14,689.57)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(14,652.94)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(14,616.40)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(14,483.54)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(12,028.79)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(11,998.79)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(11,968.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(11,939.02)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(11,909.25)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(11,879.55)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(11,849.93)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(11,820.37)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(11,573.79)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(11,544.93)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(11,516.14)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(11,487.42)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(11,458.77)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(11,430.20)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(11,510.81)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(11,482.10)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/20	0.00	(11,453.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(11,424.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(11,396.41)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(11,367.99)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(11,337.22)	0.00	0.00	0.00	0.00	0.00	0.00
6	301741112	09/16/22	0.00	0.00	905,927.39	0.00	0.00	2,445.70	0.00	0.00	905,927.39
		08/17/22	0.00	0.00	903,481.69	0.00	0.00	(105,049.48)	0.00	0.00
		05/17/22	0.00	0.00	1,008,531.17	0.00	0.00	38,659.19	0.00	0.00
		04/18/22	0.00	0.00	969,871.98	0.00	0.00	969,871.98	0.00	0.00
9	300571505	08/17/21	0.00	0.00	87,058.73	0.00	0.00	87,058.73	0.00	0.00	87,058.73
10	416000228	06/16/23	0.00	0.00	(58,695.83)	0.00	0.00	2,535.51	0.00	0.00	(58,695.83)
		05/17/23	0.00	0.00	(61,231.34)	0.00	0.00	937.50	0.00	0.00
		04/17/23	0.00	0.00	(62,168.84)	0.00	0.00	(75,437.98)	0.00	0.00
		01/18/23	0.00	0.00	13,269.14	0.00	0.00	2,635.00	0.00	0.00
		11/18/22	0.00	0.00	10,634.14	0.00	0.00	8,635.00	0.00	0.00
		10/17/22	0.00	0.00	1,999.14	0.00	0.00	1,999.14	0.00	0.00
37	416000231	02/18/21	0.00	0.00	4,492,107.13	0.00	0.00	(43,753.62)	0.00	0.00	4,492,107.13
		08/17/20	0.00	0.00	4,535,860.75	0.00	0.00	973.00	0.00	0.00
		07/17/20	0.00	0.00	4,534,887.75	0.00	0.00	4,534,887.75	0.00	0.00
Current Period Totals			0.00	(14,645.55)	0.00	0.00	0.00	2,535.51	0.00	0.00	2,535.51
Cumulative Totals			0.00	(449,001.90)	5,426,397.42	0.00	0.00	5,426,397.42	0.00	0.00	5,426,397.42

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,375.54	0.00	0.00	76,979.68	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	4,602.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	4,327.35	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	5,372.34	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,978.51	0.00	0.00	86,679.37	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		112,657.88

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30